Finance Costs - Schedule of Finance Costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Line Items]
Finance costs	$ 22,490	$ 26,173	$ 53,853	$ 25,472	$ 19,028,007
Increase in discounted amounts of provisions arising from the passage of time			224	1,772	4,009
Finance costs on loan notes [Member]
Schedule of Finance Costs [Line Items]
Finance costs					18,975,635
Finance costs on lease liabilities [Member]
Schedule of Finance Costs [Line Items]
Finance costs			$ 53,629	$ 23,700	$ 48,363